INVENTORY (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventory, net	$ 553,259	$ 668,567
QPAGOS Corporation - Parent Company [Member]
Inventory, net		668,567	$ 646,986
Kiosks And Accessories [Member]
Inventory, net	$ 553,259	668,567
Kiosks And Accessories [Member] | QPAGOS Corporation - Parent Company [Member]
Inventory, net			106,047
Kiosks And Spare Parts In Transit [Member] | QPAGOS Corporation - Parent Company [Member]
Inventory, net			405,568
Spare Parts [Member] | QPAGOS Corporation - Parent Company [Member]
Inventory, net			$ 135,371